UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                -------------

Check here if Amendment [ ]: Amendment Number:
                                                ------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         BLUECREST CAPITAL MANAGEMENT LLP
Address:      BlueCrest House, Glategny Esplanade,
              St Peter Port
              Guernsey, GY1 1WR

Form 13F File Number: 028-11935
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Margot Marshall
Title:          Head of Compliance
Phone:          + 44 20 3180 3040

Signature, Place and Date of Signing:


    /s/ Margot Marshall                    London, UK         August 14, 2012
-------------------------------      ---------------------    ---------------
           [Signature]                    [City, State]            [Date]



Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                          -------------------

Form 13F Information Table Entry Total:                           67
                                                          -------------------

Form 13F Information Table Value Total:                        $384,932
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                               BLUECREST CAPITAL MANAGEMENT LLP
                                                  FORM 13F INFORMATION TABLE
                                                 Quarter Ended June 30, 2012

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                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES INC     COM              00846U101    3,351     85,400 SH       OTHER                        85,400
AMERICAN ELEC PWR INC        COM              025537101    1,045     26,200 SH       OTHER                        26,200
ASSURED GUARANTY LTD         COM              G0585R106   24,199  1,716,254 SH       OTHER                     1,716,254
AUTOZONE INC                 COM              053332102      514      1,400 SH       OTHER                         1,400
CIGNA CORPORATION            COM              125509109    1,509     34,300 SH       OTHER                        34,300
CISCO SYS INC                COM              17275R102   25,755  1,500,000 SH  CALL OTHER                     1,500,000
CME GROUP INC                COM              12572Q105    1,609      6,000 SH       OTHER                         6,000
CORNING INC                  COM              219350105    2,586    200,000 SH  CALL OTHER                       200,000
CUMMINS INC                  COM              231021106    3,421     35,300 SH       OTHER                        35,300
DELL INC                     COM              24702R101    3,145    251,400 SH       OTHER                       251,400
DOVER CORP                   COM              260003108    1,297     24,200 SH       OTHER                        24,200
DU PONT E I DE NEMOURS & CO  COM              263534109    1,168     23,100 SH       OTHER                        23,100
E M C CORP MASS              COM              268648102    4,126    161,000 SH       OTHER                       161,000
EBAY INC                     COM              278642103    1,012     24,100 SH       OTHER                        24,100
ENERNOC INC                  COM              292764107      191     26,447 SH       OTHER                        26,447
EQUITY RESIDENTIAL           SH BEN INT       29476L107      480      7,700 SH       OTHER                         7,700
FIRST SOLAR INC              COM              336433107    2,259    150,000 SH  CALL OTHER                       150,000
FOREST LABS INC              COM              345838106    5,249    150,000 SH  CALL OTHER                       150,000
FOSTER WHEELER AG            COM              H27178104      758     43,900 SH       OTHER                        43,900
GENERAL CABLE CORP DEL NEW   COM              369300108      771     29,708 SH       OTHER                        29,708
HESS CORP                    COM              42809H107    2,824     65,000 SH       OTHER                        65,000
HONEYWELL INTL INC           COM              438516106    2,507     44,900 SH       OTHER                        44,900
INTERCONTINENTALEXCHANGE INC COM              45865V100    1,142      8,400 SH       OTHER                         8,400
INTL PAPER CO                COM              460146103    4,239    146,619 SH       OTHER                       146,619
ISHARES INC                  MSCI BRAZIL      464286400    1,809     35,000 SH       OTHER                        35,000
ISHARES TR                   DJ US REAL EST   464287739    1,598     24,987 SH       OTHER                        24,987
ISHARES TR                   HIGH YLD CORP    464288513      294      3,225 SH       OTHER                         3,225
ISHARES TR                   MSCI EMERG MKT   464287234      231      5,900 SH  CALL OTHER                         5,900
ISHARES TR                   S&P GLB100INDX   464287572   28,237    479,320 SH       OTHER                       479,320
ISHARES TR                   DJ US REAL EST   464287739   20,140    315,000 SH  PUT  OTHER                       315,000
ISTAR FINL INC               FRNT 10/0        45031UBF7   10,010 10,013,807 PRN      OTHER                               NONE
JDS UNIPHASE CORP            COM PAR $0.001   46612J507    1,100    100,000 SH  PUT  OTHER                       100,000
JPMORGAN CHASE & CO          COM              46625H100   10,719    300,000 SH  PUT  OTHER                       300,000
LILLY ELI & CO               COM              532457108    8,582    200,000 SH  CALL OTHER                       200,000
LILLY ELI & CO               COM              532457108      330      7,700 SH       OTHER                         7,700
LIMITED BRANDS INC           COM              532716107    1,893     44,500 SH       OTHER                        44,500
LOEWS CORP                   COM              540424108      351      8,591 SH       OTHER                         8,591
LOUISIANA PAC CORP           COM              546347105    4,352    400,000 SH       OTHER                       400,000
LOWES COS INC                COM              548661107      299     10,500 SH       OTHER                        10,500
MARATHON OIL CORP            COM              565849106      657     25,700 SH       OTHER                        25,700
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100    5,596    125,000 SH       OTHER                       125,000
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    2,899    150,915 SH       OTHER                       150,915
METLIFE INC                  COM              59156R108    1,231     39,900 SH       OTHER                        39,900
MICRON TECHNOLOGY INC        COM              595112103    1,262    200,000 SH  CALL OTHER                       200,000
MICROSOFT CORP               COM              594918104   15,295    500,000 SH  CALL OTHER                       500,000
MONSANTO CO NEW              COM              61166W101      753      9,100 SH       OTHER                         9,100
MOODYS CORP                  COM              615369105      669     18,300 SH       OTHER                        18,300
MORGAN STANLEY               COM NEW          617446448   11,672    800,000 SH  CALL OTHER                       800,000
NATIONAL OILWELL VARCO INC   COM              637071101    3,312     51,400 SH       OTHER                        51,400
NEWMONT MINING CORP          COM              651639106    9,702    200,000 SH  CALL OTHER                       200,000
POWERSHS DB MULTI SECT COMM  PS DB AGRICUL FD 73936B408    9,030    320,000 SH  PUT  OTHER                       320,000
PROSHARES TR                 PSHS ULTSH 20YRS 74347R297   15,840  1,000,000 SH  CALL OTHER                     1,000,000
RADIAN GROUP INC             COM              750236101    4,593  1,396,189 SH       OTHER                     1,396,189
RALPH LAUREN CORP            CL A             751212101      938      6,700 SH       OTHER                         6,700
ROCKWELL AUTOMATION INC      COM              773903109    1,229     18,600 SH       OTHER                        18,600
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   36,588  2,500,000 SH  PUT  OTHER                     2,500,000
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   14,241    973,082 SH       OTHER                       973,082
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   14,635  1,000,000 SH  CALL OTHER                     1,000,000
SLM CORP                     COM              78442P106    3,142    200,000 SH  PUT  OTHER                       200,000
SOLAZYME INC                 COM              83415T101    3,899    280,481 SH       OTHER                       280,481
SPDR GOLD TRUST              GOLD SHS         78463V107   15,519    100,000 SH  CALL OTHER                       100,000
STRYKER CORP                 COM              863667101      206      3,745 SH       OTHER                         3,745
TEXAS INSTRS INC             COM              882508104    1,179     41,100 SH       OTHER                        41,100
VERISIGN INC                 COM              92343E102      793     18,200 SH       OTHER                        18,200
WELLPOINT INC                COM              94973V107   15,948    250,000 SH  CALL OTHER                       250,000
WELLPOINT INC                COM              94973V107    7,693    120,600 SH       OTHER                       120,600
XILINX INC                   COM              983919101    1,309     39,004 SH       OTHER                        39,004
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